Unaudited Quarterly Results of Operations Quarterly Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information
The following are the unaudited quarterly results of operations for the years ended December 31, 2012 and 2011, including the revisions to prior periods as mentioned in Note 4. We believe that the following information reflects all normal recurring adjustments necessary for a fair presentation of the information for the period presented. The operating results for any quarter are not necessarily indicative of full year results.

	2012 (as reported herein)
	March 31,	June 30,	September 30,	December 31,
Revenues	$88,529	$86,874	$82,657	$82,847
Cost of revenues	42,764	40,526	40,753	40,189
Income from operations	4,954	1,923	(1,466)	4,105
Reorganization items	—	—	(1,428)	(6,987)
Net loss	(4,973)	(8,071)	(12,703)	(9,526)

	2012 (as previously reported)
	March 31,	June 30,	September 30,
Revenues	$88,548	$86,899	$82,587
Cost of revenues	43,052	40,814	40,753
Income from operations	4,582	1,557	(1,639)
Reorganization items	—	—	(1,428)
Net loss	(5,345)	(8,437)	(12,876)

	2011 (as reported herein)
	March 31,	June 30,	September 30,	December 31,
Revenues	$98,402	$95,379	$93,495	$90,713
Cost of revenues	45,785	44,976	43,801	43,730
Income from operations	8,221	7,639	5,780	5,551
Net loss	(1,848)	(2,096)	(4,208)	(4,052)

	2011 (as previously reported)
	March 31,	June 30,	September 30,	December 31,
Revenues	$98,419	$95,537	$93,444	$90,754
Cost of revenues	45,837	45,028	43,853	43,782
Income from operations	8,031	7,709	6,290	5,511
Net loss	(2,038)	(2,026)	(3,699)	(4,093)